Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Contributed surplus [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Beginning balance at Dec. 31, 2024	$ 22,486	$ 4,268	$ (12,110)	$ (1,483)	$ 13,161
IfrsStatementLineItems [Line Items]
Net profit (loss)			(3,655)		(3,655)
Foreign currency translation adjustments				(496)	(496)
Actuarial gain on defined benefit plan			1,110		1,110
Comprehensive profit (loss)			(2,545)	(496)	(3,041)
Share-based compensation costs		7			7
Exercise of warrants	17				17
Ending balance at Mar. 31, 2025	22,503	4,275	(14,655)	(1,979)	10,144
Beginning balance at Dec. 31, 2025	22,624	4,170	(20,508)	(2,444)	3,842
IfrsStatementLineItems [Line Items]
Net profit (loss)			10,757		10,757
Foreign currency translation adjustments				718	718
Actuarial gain on defined benefit plan
Comprehensive profit (loss)			10,757	718	11,475
Share-based compensation costs		1			1
Exercise of warrants	1				1
Ending balance at Mar. 31, 2026	$ 22,625	$ 4,171	$ (9,751)	$ (1,726)	$ 15,319